DAVIS POLK & WARDWELL
450 LEXINGTON AVENUE
NEW YORK, NEW YORK  10017

February 2, 2005

Securities and Exchange Commission
Division of Corporation Finance
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Ultrapar Participações S.A.

Ladies and Gentlemen:

     On behalf of Ultrapar Participações S.A. (the “Company”), a company incorporated under the laws of Brazil, we enclose herewith a Registration Statement on Form F-1 (“Form F-1”) for filing on EDGAR pursuant to the Securities Act of 1933, as amended, relating to a proposed offering of up to 6,146,901,164 of the Company’s preferred shares including preferred shares represented by American Depositary Shares. The ADSs are listed on the New York Stock Exchange under the symbol “UGP”.

     The filing fee in the amount of $13,841 for the Form F-1 has been wired to the Securities and Exchange Commission’s account at the Mellon Bank.

     This letter confirms that an oral request for acceleration of the effective date of the Registration Statement will be made in accordance with Rule 461 of the Act. The Company and the managing underwriters are aware of their obligations under the Act.

Securities and Exchange Commission	2	February 2, 2005

     If you have any questions regarding this filing, please feel free to call the undersigned at (212) 450-4779.

Very truly yours,

/s/ Andrés V. Gil

Andrés V. Gil

cc:	Roberto Kutschat
Angela Pegas
André Covré
Sara Hanks